Summary of Significant Accounting Policies and Recent Accounting Pronouncements - Narrative (Details) connection in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) segment unit connection asset_group	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	May 04, 1988
Basis of presentation
Number of connections | connection	5.0
Number of reportable segments | segment	1
FCC Licenses, period of renewal	12 years
FCC Licenses, number of accounting units | unit	8
FCC Licenses, number of accounting units, built licenses | unit	1
FCC Licenses, number of accounting units, unbuilt licenses | unit	7
Asset groups | asset_group	1
Agent liability	$ 55,000,000	$ 59,000,000
Advertising costs	196,000,000	212,000,000	$ 215,000,000
Amortization of implementation costs	$ 11,000,000
Minimum
Basis of presentation
FCC Licenses, period of renewal	10 years
Amortization period	3 years
Maximum
Basis of presentation
FCC Licenses, period of renewal	15 years
Amortization period	5 years
Leasehold and land improvements | Minimum
Basis of presentation
Useful life	1 year
Leasehold and land improvements | Maximum
Basis of presentation
Useful life	30 years
Pension
Basis of presentation
Defined contribution cost	$ 12,000,000	11,000,000	11,000,000
401(k)
Basis of presentation
Defined contribution cost	15,000,000	14,000,000	$ 15,000,000
TDS
Basis of presentation
Income taxes receivable	125,000,000	46,000,000
Licenses
Basis of presentation
Impairment of intangible assets	$ 0	$ 0
UScellular | TDS
Basis of presentation
TDS ownership of UScellular	82.00%
UScellular | TDS | Minimum
Basis of presentation
TDS ownership of UScellular				90.00%